UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Greenspring Income Opportunities Fund
Institutional Shares | GRIOX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Greenspring Income Opportunities Fund (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.greenspringfunds.com/. You can also request this information by contacting us at (833) 574-7469.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$43	0.85%
*	Annualized
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Greenspring Income Opportunities Fund (GRIOX) gained 1.90% for the semi-annual period ended March 31, 2025. The Bloomberg U.S. Aggregate Bond Index declined -0.37% and the ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index returned 2.17% over the same period.
During the fourth quarter of 2024, U.S. Treasury yields spiked and expectations for Federal Reserve (“Fed”) rate cuts diminished, reflecting a resilient economy, persistent inflation, and expectations of pro-growth policies from the incoming presidential administration. The 10-year U.S. Treasury yield rose 100 basis points from September to 4.80% in early January, but reversed course to end the first quarter of 2025 at 4.20% as optimism about the economy faded. Credit spreads in the U.S. High Yield bond market mirrored the swings in sentiment, tightening to three-year lows in February before widening again toward the end of the period due to increased uncertainty. The broader fixed income market was whipsawed by these movements, with the Bloomberg U.S. Aggregate Bond Index finishing the semi-annual period with slight negative returns. The Greenspring Income Opportunities Fund, in contrast, provided steady, positive performances during both quarters, aided by our shorter duration and higher yielding portfolio holdings.
POSITIONING
Amid rising economic uncertainty driven by both political and macroeconomic factors, we have maintained a conservative stance in portfolio positioning. As of the end of the period, the Fund’s effective duration stood at 1.7 years, reflecting our continued caution in extending duration further without meaningful increases in yield. By keeping duration short and preserving a cash balance, our strategy remains well-positioned to take advantage of potential market volatility, particularly if spreads expand.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
Greenspring Income Opportunities Fund	PAGE 1	TSR-SAR-56170L745

CUMULATIVE PERFORMANCE (December 15, 2021 through March 31, 2025) (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%) (as of March 31, 2025)

	1 Year	Since Inception (12/15/2021)
Institutional Shares	6.00	4.40
Bloomberg U.S. Aggregate Bond Index	4.88	-1.35
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	6.70	4.27
Visit https://www.greenspringfunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$354,866,462
Number of Holdings	141
Net Advisory Fee	$1,010,979
Portfolio Turnover	24%
Average Credit Quality	B+
Effective Duration	1.72 years
Weighted Average Maturity	2.62 years
30-Day SEC Yield	5.79%
30-Day SEC Yield Unsubsidized	5.82%
Greenspring Income Opportunities Fund	PAGE 2	TSR-SAR-56170L745

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Holdings*	(% of Net Assets)
Camelot Finance SA	1.6%
Light & Wonder International, Inc.	1.5%
Jaguar Land Rover Automotive PLC	1.4%
NESCO Holdings II, Inc.	1.4%
Magnera Corp.	1.4%
MasTec, Inc.	1.4%
TreeHouse Foods, Inc.	1.3%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	1.3%
TechnipFMC PLC	1.3%
Champions Financing, Inc.	1.2%

Top Sectors	(% of Net Assets)
Industrials	19.6%
Consumer Discretionary	14.9%
Energy	11.1%
Financials	11.0%
Materials	9.1%
Information Technology	7.5%
Communication Services	4.6%
Health Care	3.6%
Consumer Staples	3.3%
Real Estate	2.2%
Utilities	1.7%
Cash & Other	11.4%

Credit Breakdown**	(% of Net Assets)
Cash & Cash Equivalents	9.5%
BBB	8.1%
BB	35.3%
B	33.5%
CCC	5.4%
Not Rated	8.2%
*	The top 10 holdings excludes investments in money market funds.
**	Credit rating agencies Moody’s Investor Service (“Moody’s”) and Standards & Poor’s Corporation (“S&P”) rate the credit quality of debt issues. For reporting purposes, Corbyn Investment Management, Inc. (“Corbyn”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations. For example, if Moody’s and S&P both provide ratings, Corbyn assigns the median rating.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.greenspringfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Corbyn Investment Management, Inc. at (833) 574-7469, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Greenspring Income Opportunities Fund	PAGE 3	TSR-SAR-56170L745

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GREENSPRING INCOME
OPPORTUNITIES FUND
Core Financial Statements
March 31, 2025 (Unaudited)
This report is intended for shareholders of the
Greenspring Income Opportunities Fund and may not be
used as sales literature unless preceded or
accompanied by a current prospectus.

Greenspring Income Opportunities Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 82.0%
COMMUNICATION SERVICES - 3.6%
Cable & Satellite - 0.3%
CCO Holdings LLC
5.50%, 05/01/2026(a)	$600,000	$599,429
5.13%, 05/01/2027(a)	554,000	546,088
		1,145,517
Media - 3.3%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(a)	4,775,000	4,186,853
Belo Corp., 7.75%, 06/01/2027	920,000	957,072
Getty Images, Inc., 9.75%, 03/01/2027(a)	3,905,000	3,915,099
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	2,484,000	2,449,117
TEGNA, Inc., 4.63%, 03/15/2028	133,000	126,316
		11,634,457
TOTAL COMMUNICATION SERVICES		12,779,974
CONSUMER DISCRETIONARY - 14.9%
Apparel & Textiles - 0.8%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	3,100,000	2,627,909
Auto Components - 1.0%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(a)	1,600,000	1,604,636
Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025(a)	2,045,000	2,046,206
		3,650,842
Automobiles - 2.1%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025(a)	5,051,000	5,056,055
Rivian Automotive LLC, 10.50%, 10/15/2026(a)	2,518,000	2,539,887
		7,595,942
Automobiles Wholesalers - 0.5%
KAR Auction Services, Inc., 5.13%, 06/01/2025(a)	1,768,000	1,765,031
Casinos & Gaming - 1.9%
Boyd Gaming Corp., 4.75%, 12/01/2027	675,000	661,676
Caesars Entertainment, Inc., 8.13%, 07/01/2027(a)	559,000	563,286
Light & Wonder International, Inc., 7.00%, 05/15/2028(a)	5,472,000	5,473,200
		6,698,162

	Par	Value
Consumer Services - 1.7%
Graham Holdings Co., 5.75%, 06/01/2026(a)	$1,935,000	$1,936,720
Prime Security Services Borrower LLC, 6.25%, 01/15/2028(a)	3,979,000	3,985,048
		5,921,768
Homebuilding - 1.1%
Century Communities, Inc., 6.75%, 06/01/2027	3,872,000	3,881,282
Household Durables - 0.1%
Newell Brands, Inc., 5.70%, 04/01/2026(b)	308,000	307,884
Leisure - 1.8%
Cedar Fair LP
5.38%, 04/15/2027	750,000	740,998
6.50%, 10/01/2028	2,000,000	2,014,092
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)	3,655,000	3,665,991
		6,421,081
Leisure Products - 0.7%
Viking Cruises Ltd., 6.25%, 05/15/2025(a)	2,553,000	2,555,415
Lodging - 1.2%
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(a)	375,000	374,649
Hilton Worldwide Finance LLC, 4.88%, 04/01/2027	125,000	124,047
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	2,592,000	2,470,148
Travel + Leisure Co., 6.63%, 07/31/2026(a)	1,300,000	1,310,408
		4,279,252
Retail - 2.0%
Academy Ltd., 6.00%, 11/15/2027(a)	3,094,000	3,093,137
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 04/26/2028(a)	3,760,000	3,916,876
		7,010,013
TOTAL CONSUMER DISCRETIONARY		52,714,581
CONSUMER STAPLES - 3.3%
Food & Beverage - 2.8%
Darling Ingredients, Inc., 5.25%, 04/15/2027(a)	518,000	513,688
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029(a)	4,690,000	4,681,522
TreeHouse Foods, Inc., 4.00%, 09/01/2028	5,193,000	4,694,148
		9,889,358

The accompanying notes are an integral part of these financial statements.

1

Greenspring Income Opportunities Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
CONSUMER STAPLES - (Continued)
Food & Staples Retailing - 0.2%
Albertsons Cos., Inc., 5.88%, 02/15/2028(a)	$808,000	$808,495
Household & Personal Products - 0.3%
Coty, Inc., 5.00%, 04/15/2026(a)	841,000	839,102
TOTAL CONSUMER STAPLES		11,536,955
ENERGY - 11.1%
Energy Equipment & Services - 4.9%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	3,127,000	3,130,844
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028(a)	3,429,268	3,268,625
Enerflex Ltd., 9.00%, 10/15/2027(a)	3,241,000	3,327,995
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)	250,000	255,038
Oceaneering International, Inc.
6.00%, 02/01/2028	1,752,000	1,734,700
6.00%, 02/01/2028	996,000	986,165
TechnipFMC PLC, 6.50%, 02/01/2026(a)	4,667,000	4,665,374
		17,368,741
Energy Midstream - 2.0%
Delek Logistics Partners LP, 7.13%, 06/01/2028(a)	2,145,000	2,151,175
EnLink Midstream Partners LP, 4.15%, 06/01/2025	1,000,000	998,368
Genesis Energy LP
8.00%, 01/15/2027	551,000	562,415
7.75%, 02/01/2028	1,867,000	1,886,898
Targa Resources Partners LP, 6.50%, 07/15/2027	1,432,000	1,438,238
		7,037,094
Exploration & Production - 4.2%
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	3,367,000	3,566,747
Permian Resources Operating LLC, 5.38%, 01/15/2026(a)	3,410,000	3,401,014
SM Energy Co., 6.75%, 09/15/2026	4,024,000	4,025,802
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/2026(a)	3,135,000	3,130,713
Talos Production, Inc., 9.00%, 02/01/2029(a)	1,000,000	1,028,476
		15,152,752
TOTAL ENERGY		39,558,587

	Par	Value
FINANCIALS - 9.9%
Consumer Finance - 4.7%
Credit Acceptance Corp.
9.25%, 12/15/2028(a)	$1,687,000	$1,788,050
6.63%, 03/15/2030(a)	2,100,000	2,072,700
Enova International, Inc., 11.25%, 12/15/2028(a)	3,098,000	3,340,022
OneMain Finance Corp., 9.00%, 01/15/2029	1,822,000	1,913,411
PRA Group, Inc.
8.38%, 02/01/2028(a)	2,900,000	2,965,583
5.00%, 10/01/2029(a)	1,850,000	1,705,710
World Acceptance Corp., 7.00%, 11/01/2026(a)	3,000,000	2,977,807
		16,763,283
Insurance - 0.8%
AmWINS Group, Inc., 4.88%, 06/30/2029(a)	2,857,000	2,695,659
Investment Banking & Brokerage - 2.0%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027(a)	1,152,000	1,182,111
Aretec Group, Inc., 7.50%, 04/01/2029(a)	3,635,000	3,573,069
Osaic Holdings, Inc., 10.75%, 08/01/2027(a)	2,305,000	2,350,176
		7,105,356
Mortgage REITs - 0.6%
Rithm Capital Corp., 8.00%, 04/01/2029(a)	2,000,000	1,990,574
Specialty Finance - 1.7%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	3,335,000	3,316,854
9.25%, 07/01/2031(a)	2,500,000	2,637,067
		5,953,921
Specialty Insurance - 0.1%
Radian Group, Inc., 4.88%, 03/15/2027	517,000	517,047
TOTAL FINANCIALS		35,025,840
HEALTH CARE- 3.4%
Healthcare Equipment & Supplies - 1.0%
Owens & Minor, Inc., 4.50%, 03/31/2029(a)	3,512,000	2,946,748
Teleflex, Inc., 4.63%, 11/15/2027	550,000	537,895
		3,484,643
Healthcare Providers & Services - 1.8%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(a)	2,949,000	2,872,206
AdaptHealth LLC, 6.13%, 08/01/2028(a)	3,122,000	3,059,054

The accompanying notes are an integral part of these financial statements.

2

Greenspring Income Opportunities Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare Providers & Services - (Continued)
Encompass Health Corp., 5.75%, 09/15/2025	$401,000	$402,435
		6,333,695
Life Sciences Tools & Services - 0.6%
Avantor Funding, Inc., 4.63%, 07/15/2028(a)	1,000,000	964,750
IQVIA, Inc., 5.00%, 10/15/2026(a)	1,395,000	1,385,890
		2,350,640
TOTAL HEALTH CARE		12,168,978
INDUSTRIALS - 18.6%
Aerospace & Defense - 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(a)	250,000	254,278
Bombardier, Inc., 7.88%, 04/15/2027(a)	3,748,000	3,764,543
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	1,477,000	1,471,703
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(a)	1,745,000	1,928,389
TransDigm, Inc., 5.50%, 11/15/2027	2,484,000	2,457,591
		9,876,504
Building Products - 1.4%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(a)	1,624,000	1,594,475
Griffon Corp., 5.75%, 03/01/2028	3,611,000	3,537,634
		5,132,109
Commercial Services & Supplies - 3.4%
Champions Financing, Inc., 8.75%, 02/15/2029(a)	4,820,000	4,319,322
GEO Group, Inc., 8.63%, 04/15/2029	2,500,000	2,628,597
Matthews International Corp., 8.63%, 10/01/2027(a)	3,450,000	3,586,134
Ritchie Bros Holdings, Inc., 6.75%, 03/15/2028(a)	1,432,000	1,464,282
		11,998,335
Engineering & Construction - 3.2%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(a)	2,949,000	2,843,015
MasTec, Inc., 6.63%, 08/15/2029(a)	4,894,000	4,895,126
Pike Corp., 5.50%, 09/01/2028(a)	3,855,000	3,733,450
		11,471,591
Environmental Services - 0.2%
Clean Harbors, Inc., 4.88%, 07/15/2027(a)	900,000	888,028

	Par	Value
Machinery - 3.5%
Enpro, Inc., 5.75%, 10/15/2026	$3,256,000	$3,262,471
Gates Corp., 6.88%, 07/01/2029(a)	500,000	509,287
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	4,340,000	4,201,005
Titan International, Inc., 7.00%, 04/30/2028	4,052,000	4,012,928
Trinity Industries, Inc., 7.75%, 07/15/2028(a)	500,000	518,653
		12,504,344
Professional Services - 1.6%
Camelot Finance SA, 4.50%, 11/01/2026(a)	5,700,000	5,592,988
Trading Companies & Distributors - 2.1%
Herc Holdings, Inc., 5.50%, 07/15/2027(a)	1,639,000	1,633,511
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	5,458,000	5,045,106
WESCO Distribution, Inc., 7.25%, 06/15/2028(a)	650,000	659,665
		7,338,282
Transportation - 0.4%
RXO, Inc., 7.50%, 11/15/2027(a)	350,000	360,199
XPO, Inc., 6.25%, 06/01/2028(a)	1,000,000	1,012,947
		1,373,146
TOTAL INDUSTRIALS		66,175,327
INFORMATION TECHNOLOGY - 6.4%
Information Technology Services - 2.3%
KBR, Inc., 4.75%, 09/30/2028(a)	4,518,000	4,300,052
Unisys Corp., 6.88%, 11/01/2027(a)	4,025,000	3,931,267
		8,231,319
Software & Services - 3.2%
ACI Worldwide, Inc., 5.75%, 08/15/2026(a)	2,456,000	2,464,905
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(a)	2,999,000	2,980,033
Gen Digital, Inc., 6.75%, 09/30/2027(a)	1,260,000	1,276,579
Open Text Corp., 3.88%, 02/15/2028(a)	1,850,000	1,744,359
Rocket Software, Inc., 9.00%, 11/28/2028(a)	3,000,000	3,096,423
		11,562,299

The accompanying notes are an integral part of these financial statements.

3

Greenspring Income Opportunities Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
INFORMATION TECHNOLOGY - (Continued)
Technology Hardware & Equipment - 0.9%
Western Digital Corp., 4.75%, 02/15/2026	$3,113,000	$3,097,501
TOTAL INFORMATION TECHNOLOGY		22,891,119
MATERIALS - 9.1%
Chemicals - 3.0%
Avient Corp., 6.25%, 11/01/2031(a)	500,000	495,720
Axalta Coating Systems LLC, 4.75%, 06/15/2027(a)	1,300,000	1,279,034
Magnera Corp., 4.75%, 11/15/2029(a)	5,560,000	4,936,174
HB Fuller Co., 4.25%, 10/15/2028	1,953,000	1,853,888
Minerals Technologies, Inc., 5.00%, 07/01/2028(a)	1,356,000	1,307,353
Scotts Miracle-Gro Co., 5.25%, 12/15/2026	1,000,000	994,548
		10,866,717
Metals & Mining - 3.7%
Algoma Steel, Inc., 9.13%, 04/15/2029(a)	3,350,000	3,120,123
Allegheny Ludlum LLC, 6.95%, 12/15/2025	1,077,000	1,088,124
Allegheny Technologies, 5.88%, 12/01/2027	1,000,000	993,884
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(a)	3,125,000	3,061,152
Mineral Resources Ltd., 8.13%, 05/01/2027(a)	4,000,000	3,966,257
New Gold, Inc., 7.50%, 07/15/2027(a)	900,000	905,159
		13,134,699
Packaging & Containers - 2.4%
Berry Global, Inc.
4.50%, 02/15/2026(a)	1,785,000	1,774,647
4.88%, 07/15/2026(a)	315,000	314,991
Crown Americas LLC, 4.75%, 02/01/2026	350,000	347,571
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	500,000	514,581
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027(a)	3,969,000	3,894,581
Pactiv LLC, 7.95%, 12/15/2025	1,515,000	1,543,671
		8,390,042
TOTAL MATERIALS		32,391,458

	Par	Value
REAL ESTATE - 1.1%
Real Estate Investment Trust - 1.1%
Iron Mountain, Inc., 4.88%, 09/15/2027(a)	$1,913,000	$1,875,365
RHP Hotel Properties LP, 7.25%, 07/15/2028(a)	1,250,000	1,280,875
SBA Communications Corp., 3.88%, 02/15/2027	696,000	677,437
		3,833,677
TOTAL REAL ESTATE		3,833,677
UTILITIES - 0.6%
Utilities - 0.6%
VistraOperations Co. LLC
5.50%, 09/01/2026(a)	752,000	752,098
5.63%, 02/15/2027(a)	1,250,000	1,246,331
		1,998,429
TOTAL UTILITIES		1,998,429
TOTAL CORPORATE BONDS (Cost $290,787,225)		291,074,925
CONVERTIBLE BONDS - 5.6%
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
fuboTV, Inc., 3.25%, 02/15/2026	3,692,000	3,581,240
HEALTH CARE - 0.2%
Healthcare Equipment & Supplies - 0.2%
Haemonetics Corp., 0.00%, 03/01/2026(c)	510,000	489,296
INFORMATION TECHNOLOGY - 1.1%
Software & Services - 1.1%
DigitalOcean Holdings, Inc., 0.00%, 12/01/2026(c)	4,000,000	3,732,197
FINANCIALS - 1.1%
Mortgage REITs - 1.1%
Blackstone Mortgage Trust, Inc., 5.50%, 03/15/2027	4,000,000	3,896,000
REAL ESTATE - 1.1%
Real Estate Investment Trust - 1.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	4,250,000	3,982,250
UTILITIES - 1.1%
Utilites - 1.1%
NextEra Energy Partners LP, 0.00%, 11/15/2025(a)(c)	4,125,000	3,996,094
TOTAL CONVERTIBLE BONDS (Cost $19,353,225)		19,677,077

The accompanying notes are an integral part of these financial statements.

4

Greenspring Income Opportunities Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
PREFERRED STOCKS - 1.0%
INDUSTRIALS - 1.0%
Trading Companies & Distributors - 1.0%
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual	145,557	$3,676,770
TOTAL PREFERRED STOCKS (Cost $3,763,583)		3,676,770

	Shares
SHORT-TERM INVESTMENTS - 9.5%
Money Market Funds - 9.5%
First American Government Obligations Fund - Class X, 4.27%(d)	6,041,102	$6,041,102
First American Treasury Obligations Fund - Class X, 4.26%(d)	13,906,043	13,906,043
Invesco Treasury Portfolio - Class Institutional, 4.25%(d)	13,906,043	13,906,043
TOTAL SHORT-TERM INVESTMENTS (Cost $33,853,188)		33,853,188
TOTAL INVESTMENTS - 98.1% (Cost $347,757,221)		348,281,960
Other Assets in Excess of Liabilities - 1.9%		6,584,502
TOTAL NET ASSETS - 100.0%		$354,866,462

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities totaled $232,878,552 or 65.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

GREENSPRING INCOME OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2025 (Unaudited)

Assets:
Investments, at value (cost of $347,757,221)	$348,281,960
Receivables:
Dividends and interest	6,010,347
Fund shares sold	1,664,447
Prepaid expenses	32,097
Total assets	355,988,851
Liabilities:
Payables:
Fund shares redeemed	781,103
Advisory fee	186,547
Service fees	61,340
Administration and fund accounting fees	36,243
Trustee fees	12,213
Distributions to shareholders	10,949
Audit fees	10,243
Transfer agent fees	7,680
Reports to shareholders	6,440
Registration fees	5,829
Compliance expense	2,090
Custody fees	1,712
Total liabilities	1,122,389
Net assets	$ 354,866,462
Net Assets Consist of:
Paid in capital	$354,351,030
Total accumulated gains	515,432
Net assets	$ 354,866,462
Institutional Shares:
Net assets applicable to outstanding Institutional Shares	354,866,462
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	36,385,853
Net asset value, offering price and redemption price per share	$9.75

The accompanying notes are an integral part of these financial statements.

6

Greenspring Income Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)

Investment income:
Interest	$11,057,303
Dividends	193,318
Total investment income	11,250,621
Expenses:
Investment advisory fees (Note 4)	981,829
Service fees (Note 5)
Service fees - Institutional Shares	163,638
Administration and fund accounting fees (Note 4)	109,509
Transfer agent fees and expenses	21,576
Federal and state registration fees	20,512
Legal fees	18,644
Audit fees	11,008
Trustees’ fees and expenses	10,652
Custody fees	7,734
Compliance expense	6,188
Reports to shareholders	5,824
Other	4,660
Total expenses before recoupment to advisor	1,361,774
Expense recoupment paid to advisor (Note 4)	29,150
Net expenses	1,390,924
Net investment income	$9,859,697
Realized and unrealized gain/ (loss):
Net realized gain on transactions from:
Investments	$59,010
Net change in unrealized depreciation on investments	(3,721,659)
Net realized and unrealized loss	(3,662,649)
Net increase in net assets resulting from operations	$6,197,048

The accompanying notes are an integral part of these financial statements.

7

Greenspring Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Fiscal Year Ended September 30, 2024
Operations:
Net investment income	$9,859,697	$14,393,887
Net realized gain on investments	59,010	61,681
Net change in unrealized appreciation (depreciation) on investments	(3,721,659)	6,750,475
Net increase in net assets resulting from operations	6,197,048	21,206,043
Distributions:
From distributable earnings	(9,860,691)	(14,393,854)
Total distributions	(9,860,691)	(14,393,854)
Capital Share Transactions:
Proceeds from shares sold	87,550,477	190,632,143
Proceeds from shares issued to holders in reinvestment of dividends	9,816,903	14,322,536
Cost of shares redeemed	(37,929,354)	(82,527,884)
Net increase in net assets from capital share transactions	59,438,026	122,426,795
Total increase in net assets	55,774,383	129,238,984
Net Assets:
Beginning of period	299,092,079	169,853,095
End of period	$354,866,462	$299,092,079
Changes in Shares Outstanding:
Shares sold	8,908,767	19,594,886
Shares issued to holders in reinvestment of dividends	1,000,072	1,467,883
Shares redeemed	(3,859,930)	(8,471,997)
Net increase in shares outstanding	6,048,909	12,590,772

The accompanying notes are an integral part of these financial statements.

8

Greenspring Income Opportunities Fund
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Fiscal Year Ended September 30,		December 15, 2021 Through September 30, 2022*
		2024	2023
Net Asset Value - Beginning of Period	$9.86	$9.57	$9.37	$10.00
Income from Investment Operations:
Net investment income[1]	0.30	0.58	0.51	0.28
Net realized and unrealized gain (loss) on investments	(0.10)	0.29	0.20	(0.66)
Total from investment operations	0.20	0.87	0.71	(0.38)
Less Distributions:
Dividends from net investment income	(0.31)	(0.58)	(0.51)	(0.25)
Total distributions	(0.31)	(0.58)	(0.51)	(0.25)
Net asset value - end of period	$9.75	$9.86	$9.57	$9.37
Total return[2]	1.90%^	9.29%	7.68%	(3.82)%^
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$354,866	$299,092	$169,853	$93,283
Ratio of operating expenses to average net assets:
Before reimbursements and recoupments	0.83%+	0.89%	0.95%	1.13%+
After reimbursements and recoupments	0.85%+	0.85%	0.85%	0.85%+
Ratio of net investment income to average net assets:
Before reimbursements and recoupments	6.04%+	5.89%	5.22%	3.66%+
After reimbursements and recoupments	6.02%+	5.93%	5.32%	3.38%+
Portfolio turnover rate	24%^	54%	32%	34%^

*	Commencement of operations for Institutional Shares was December 15, 2021
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

9

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Greenspring Income Opportunities Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on December 15, 2021. Corbyn Investment Management, Inc. (the “Advisor”) serves as the investment advisor to the Fund. The investment objective of the Fund is to provide investors with a high level of current income with the potential for capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period, as well as the prior two fiscal periods, are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended March 31, 2025.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the yield to worst call and yield to best put methods.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

10

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: A special meeting for shareholders of the Fund is scheduled to be held on June 17, 2025 to vote on important proposals. It is anticipated that on or about June 30, 2025, a controlling holder of stock of the Advisor will reduce their ownership interests by selling a portion of such interests to other current owners and employees of the Advisor. The Board approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor to take effect with this ownership change, subject to shareholder approval at the special meeting. The new ownership structure is not expected to impact shareholders or the services to be provided by the Advisor to the Fund.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation methodologies applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.

11

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$291,074,925	$ —	$291,074,925
Convertible Bonds	—	19,677,077	—	19,677,077
Preferred Stocks	3,676,770	—	—	3,676,770
Short-Term Investments	33,853,188	—	—	33,853,188
Total Investments in Securities	$37,529,958	$310,752,002	$—	$348,281,960

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the six months ended March 31, 2025, the Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.60% from the Fund based upon the average daily net assets of the Fund. For the six months ended March 31, 2025, the Fund incurred $981,829 in advisory fees. Net advisory fees payable on March 31, 2025, for the Fund were $186,547.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”) do not exceed 0.75% of the average daily net assets for the Institutional Shares.
For the six months ended March 31, 2025, the Advisor recouped formerly reimbursed fees and expenses in the amount of $29,150 for the Fund. The waivers and reimbursements will remain in effect through January 31, 2026 unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement

12

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
is also contingent upon the Trust’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$107,461	09/30/2025
$136,988	09/30/2026
$ 96,226	09/30/2027
$340,675

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent, and provides Chief Compliance Officer services to the Fund. For the six month period ended March 31, 2025, the Fund incurred the following expenses for administration, fund accounting, transfer agency, compliance, and custody fees:

Administration and fund accounting	$109,509
Custody	$7,734
Transfer agency	$21,576
Compliance	$6,188

At March 31, 2025, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$ 36,243
Custody	$1,712
Transfer agency	$7,680
Compliance	$2,090

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Greenspring Income Opportunities Fund’s Institutional Share Class. Under the Plan, the Institutional Share Class is authorized to pay an annual shareholder servicing fee of up to 0.10% of its average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Institutional Shares.
Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Institutional Class shareholders of the Fund. Services provided by such intermediaries include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six month period ended March 31, 2025, the Fund incurred, under the Agreement, shareholder servicing fees in the amount of $163,638. As of March 31, 2025, the Fund had a payable due for shareholder servicing fees in the amount of $61,340.

13

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
NOTE 6 – SECURITIES TRANSACTIONS
For the six month period ended March 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
Other	$123,703,178
Sales
Other	$67,158,462

There were no purchases or sales of long-term U.S. Government securities.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$292,611,977
Gross unrealized appreciation	4,729,259
Gross unrealized depreciation	(508,582)
Net unrealized depreciation	4,220,677
Undistributed ordinary income	7,600
Undistributed long-term capital gain	—
Total distributable earnings	7,600
Other accumulated gains/(losses)	(49,202)
Total accumulated earnings/(losses)	$4,179,075

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.
As of September 30, 2024, the Fund had long-term capital losses to offset future capital gains in the amount of $41,014.
The tax character of distributions paid during the most recent fiscal years were as follows:

	Year Ended September 30,
	2024	2023
Ordinary Income	$14,393,854	$6,767,214

NOTE 8 – GUARANTEES AND INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, National Financial Services LLC held 49% of the outstanding Institutional Shares of the Fund and Charles Schwab & Co., Inc. held 44% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also owned beneficially.

14

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
NOTE 10 – SEGMENT REPORTING
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

15

Greenspring Income Opportunities Fund
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2024, to consider the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Greenspring Income Opportunities Fund (the “Fund”), a series of the Trust, and the Fund’s investment advisor, Corbyn Investment Management, Inc. (“Corbyn” or the “Advisor”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 17, 2024 to discuss the renewal of the Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement, comparative performance information, Corbyn’s Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Corbyn, including information regarding Corbyn’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the expense limitation agreement between Corbyn and the Trust, on behalf of the Fund, and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the information provided. The Trustees noted that they had met with representatives of Corbyn via video conference earlier in the meeting to discuss Corbyn’s investment strategy for the Fund, the Fund’s performance, updates about the Advisor’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by the Advisor, the performance of the Fund, trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Fund
The Trustees considered the nature, extent and quality of services provided by the Advisor in the management of the Fund, including portfolio management, research, trading and compliance monitoring, as well as the qualifications and experience of personnel at the Advisor who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Advisor’s compliance program. The Board also considered its previous experience with the Advisor providing investment management services to the Fund. The Trustees considered the information provided by the Advisor in response to the due diligence questionnaire and as part of the presentation by the Advisor earlier in the meeting. The Trustees concluded that the nature, extent and quality of services provided to the Fund by Corbyn were appropriate and that the Fund was likely to continue to benefit from the services provided by Corbyn under the Advisory Agreement.
2. Investment Performance of the Fund
The Trustees considered the performance of the Fund for the one-year period ended June 30, 2024 on an absolute basis and in comparison to (1) the Fund’s primary benchmark index, (2) the Morningstar high yield bond peer group and (3) a peer group of funds constructed using Morningstar, Inc. data and presented by Barrington Partners, an independent third-party analytics firm (the “Barrington Cohort”). The Trustees also considered the Fund’s since-inception performance.
The Trustees noted that Fund underperformed its benchmark, the ICE BofA 1-3 Year BB US Cash Pay High Yield Index, for the one-year period ended June 30, 2024 and outperformed the benchmark for the since-inception period. The Trustees noted that the Fund underperformed the Barrington Cohort average and the Morningstar peer group average for the one-year period. The Trustees reviewed the Fund’s performance relative to Corbyn’s composites of other separately managed accounts managed with investment strategies similar to the Fund but did not consider the composite performance to be a material factor.

16

Greenspring Income Opportunities Fund
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT(Continued)
The Trustees concluded that the Fund’s performance was satisfactory and that the Fund and its shareholders were likely to benefit from Corbyn’s continued management.
3. Advisory Fees and Expenses
The Trustees considered the Fund’s advisory fee rate and expense ratio relative to those of peer funds in the Barrington Cohort. The Trustees considered Corbyn’s commentary regarding the Fund’s advisory fee rate. The Trustees noted that the Fund’s contractual management fee of 0.60% was equal to the Barrington Cohort average. The Trustees noted that the total net expense ratio for the Institutional share class was higher than the Barrington Cohort average and lower than the Morningstar category average. The Trustees considered the fee waivers and expense reimbursements previously provided by Corbyn and Corbyn’s commitment to renew the Fund’s expense limitation agreement. The Board considered the advisory fees charged to comparable accounts managed by Corbyn, noting the differences in fee structure, regulatory requirements and servicing requirements.
The Trustees concluded that the Fund’s expenses and the management fee paid to Corbyn were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to the Fund by Corbyn.
4. Costs of Services Provided and Profits Realized by the Advisor
The Trustees considered Corbyn’s financial statements and a profitability analysis prepared by Corbyn based on the fees payable under the Advisory Agreement. The Trustees did not consider Corbyn’s level of profitability from its relationship with the Fund to be a material factor because the Fund was not profitable to Corbyn during the period presented.
5. Economies of Scale
The Trustees compared the Fund’s expenses relative to its cohort and Morningstar peer group and considered potential economies of scale. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but considered that Corbyn has been waiving fees since the Fund’s inception. The Trustees concluded that the Fund’s current fee structure represents an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level and in light of the expense limitation agreement that is in place.
6. Benefits Derived from the Relationship with the Fund
The Trustees considered the direct and indirect benefits that could be realized by Corbyn from its association with the Fund. The Trustees concluded that other benefits Corbyn may receive as a result of its relationship with the Fund, such as soft dollar trading services and research, appear to be reasonable.
Conclusion
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

17

Greenspring Income Opportunities Fund
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

18

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240. 10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable .

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/
Principal Executive Officer

Date	June 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/
Principal Executive Officer

Date	June 2, 2025

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo,
Treasurer/Principal Financial Officer

Date	June 2, 2025

* Print the name and title of each signing officer under his or her signature.